EQUITY (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock-based compensation plans
Shares of common stock authorized for issuance	1,650,000
Vesting period	4 years
Number of shares
Shares granted	223,908	235,020	83,272
Total fair value of the awards vested	$ 3.5	$ 3.0	$ 2.4
Price
Pretax stock-based compensation expense	3.6	3.0	2.3
Income tax benefits related to stock-based compensation	$ 1.3	$ 1.1	0.4
Maximum
Stock-based compensation plans
Shares that may be granted in the form of stock options or stock appreciation rights to any eligible employee or director in any calendar year	300,000
Payout opportunity as a percentage of the target	120.00%
Minimum
Stock-based compensation plans
Payout opportunity as a percentage of the target	0.00%
Restricted stock
Stock-based compensation plans
Vesting period	4 years
Number of shares
Non-vested shares outstanding at the beginning of the period	123,501
Shares granted	132,781
Shares vested	(114,717)
Non-vested shares outstanding at the end of the period	141,565	123,501
Price
Non-vested shares outstanding at the beginning of the period (in dollars per share)	$ 17.32
Shares granted (in dollars per share)	19.74
Shares vested (in dollars per share)	18.32
Non-vested shares outstanding at the end of the period (in dollars per share)	$ 18.78	$ 17.32
Pretax stock-based compensation expense	$ 2.1	$ 1.8	$ 1.3
Unrecognized share-based compensation
Unrecognized compensation costs	$ 4.3
Weighted-average period of recognition	10 months 24 days
Restricted stock | Plan
Number of shares
Shares granted	132,781	168,516	14,732
Price
Shares granted (in dollars per share)	$ 19.74	$ 17.13	$ 19.30
Performance shares
Number of shares
Non-vested shares outstanding at the beginning of the period	64,266
Shares granted	91,127
Shares vested	(72,984)
Non-vested shares outstanding at the end of the period	82,409	64,266
Price
Non-vested shares outstanding at the beginning of the period (in dollars per share)	$ 17.96
Shares granted (in dollars per share)	19.74
Shares vested (in dollars per share)	19.08
Non-vested shares outstanding at the end of the period (in dollars per share)	$ 18.94	$ 17.96
Pretax stock-based compensation expense	$ 1.5	$ 1.2	$ 1.0
Performance shares | Plan
Number of shares
Shares granted	91,127	66,504	68,540
Price
Shares granted (in dollars per share)	$ 19.74	$ 17.13	$ 19.30